Unaudited Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Total revenues	$ 123,420	$ 246,492	$ 266,169	$ 588,392
Voyage expenses	(71,773)	(61,558)	(140,818)	(180,799)
Vessel operating expenses (note 13b)	(43,129)	(46,218)	(86,177)	(96,867)
Time-charter hire expenses	(2,138)	(9,296)	(5,768)	(19,175)
Depreciation and amortization	(26,895)	(29,546)	(53,579)	(59,178)
General and administrative expenses (note 13b)	(12,233)	(9,784)	(23,703)	(19,070)
Gain (loss) on sale of assets and write-down of assets (note15)	(86,686)	2,896	(87,401)	(191)
(Loss) income from operations	(119,434)	92,986	(131,277)	213,112
Interest expense	(9,299)	(13,492)	(19,367)	(28,627)
Interest income	29	567	59	823
Realized and unrealized (loss) gain on derivative instruments (note 8)	(512)	(589)	191	(1,416)
Equity (loss) income	(829)	3,188	(1,188)	5,128
Other (expense) income (note 9)	(1,218)	940	(475)	2,083
Net (loss) income before income tax	(131,263)	83,600	(152,057)	191,103
Income tax recovery (note 10)	2,119	14,598	1,548	13,934
Net (loss) income	$ (129,144)	$ 98,198	$ (150,509)	$ 205,037
Per common share amounts (note 14)
- Basic (loss) earnings per share	$ (3.83)	$ 2.91	$ (4.46)	$ 6.08
- Diluted (loss) earnings per share	$ (3.83)	$ 2.89	$ (4.46)	$ 6.04
Weighted-average number of Class A and Class B common stock outstanding (note 14)
- Basic	33,763,367	33,727,978	33,753,599	33,698,972
- Diluted	33,763,367	33,978,730	33,753,599	33,962,511
Voyage charter revenues
Total revenues	$ 113,998	$ 207,926	$ 226,199	$ 525,404
Time-charter [Member]
Total revenues	7,065	34,986	35,350	50,553
Other revenues
Total revenues	$ 2,357	$ 3,580	$ 4,620	$ 12,435